Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income
Revenues	$ 940.9	$ 959.2
Cost of goods sold	696.0	689.8
Selling and administrative expenses	150.8	150.9
Research and development expenses	10.4	11.9
Other operating income, net	(1.0)	(0.6)
Operating income	84.7	107.2
Interest expense, net	19.2	19.0
Loss on extinguishment of debt	0.0	8.8
Interest income	(0.5)	(0.7)
Other non-operating expense (income), net	3.6	(0.2)
Income from continuing operations before income taxes	62.4	80.3
Provision for income taxes	13.3	15.5
Income from continuing operations	49.1	64.8
Discontinued operations:
Income (loss) before income taxes	4.5	(4.1)
Provision for (benefit from) income taxes	1.4	(1.1)
Income (loss) from discontinued operations	3.1	(3.0)
Net income	$ 52.2	$ 61.8
Basic earnings per share attributable to common shares:
Income from continuing operations (in dollars per share)	$ 0.92	$ 1.15
(Loss) income from discontinued operations (in dollars per share)	0.06	(0.05)
Basic earnings per share (in dollars per share)	0.98	1.10
Income from continuing operations (in dollars per share)	0.91	1.14
(Loss) income from discontinued operations (in dollars per share)	0.06	(0.05)
Diluted earnings per share (in dollars per share)	$ 0.97	$ 1.09
Average shares outstanding:
Basic (in shares)	53.0	55.8
Diluted (in shares)	53.6	56.5
Comprehensive income:
Net income	$ 52.2	$ 61.8
Other comprehensive income (loss), net of tax:
Foreign currency losses	(13.3)	(28.3)
Amortization of unrecognized net periodic benefit costs, net of tax	1.2	1.0
Other, net of tax	(2.0)	(18.2)
Other comprehensive loss	(14.1)	(45.5)
Comprehensive income	$ 38.1	$ 16.3